                  AH&H PARTNERS FUND LIMITED PARTNERSHIP
                      Report on Financial Statements
                            as of June 30, 2000
                                (unaudited)

                   AH&H PARTNERS FUND LIMITED PARTNERSHIP
                       Report on Financial Statements
                   For three months ending June 30, 2000
                                 (unaudited)






                                   CONTENTS

                                                            PAGE

          Investment Portfolio
          as of June 30, 2000 (unaudited)                    3-4

          Statement of Assets and Liabilities                  5
          as of June 30, 2000 (unaudited)

          Statement of Operations                              6
          as of June 30, 2000 (unaudited)

          Statement of Changes in Net Assets                   7
          as of June 30, 2000 (unaudited)

          Notes to Financial Statements                      8-9

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                              Investment Portfolio
                              As of June 30, 2000
                                  (unaudited)


INDUSTRY & COMPANY                                 Shares         Value

EQUITY SECURITIES - COMMON STOCK        85.24%

    HEALTHY LIVING                       7.21%

     NBTY Inc.                                     50,000      $318,750
     Twinlab Corp.                                 56,800      $362,100
     Whole Food Markets Inc.com                    30,000    $1,239,375
     Wild Oats                                     50,000      $628,125
                                                             ----------
                                                             $2,548,350

    COMMUNICATIONS                       1.04%

     NTN Communications Inc.                      150,000      $365,625

    CONSUMER - NON-DURABLES              1.24%

     Student Advantage                             60,000      $438,750

    FINANCIALS                           1.15%

     First Financial FD Inc Co                     50,000      $406,250

    HEALTHCARE                           1.76%

     Ascent Pediatrics                             265,969     $299,215
     Zoll Meidcal Corp.                              6,600     $323,400
                                                               --------
                                                               $622,615

    INTERNET PRODUCT & SERVICES         13.73%

     Necentives                                    150,000   $2,793,750
     Priceline.com Inc.                             35,000   $1,329,453
     Webvan Group                                  100,000     $728,125
                                                             ----------
                                                             $4,851,328

    TECHNOLOGY                          15.83%

     Alpha Industries                               40,000   $1,762,500
     Chromatics Color Sciences                     215,000   $1,048,125
     Click2Learn.com                                10,542     $185,803
     Emerge Interactive Inc.                        70,000   $1,255,625
     Webhire Inc.                                  337,600   $1,339,850
                                                             ----------
                                                             $5,591,903

The accompaying notes are an integral part of these financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                              Investment Portfolio
                              As of June 30, 2000
                                   (unaudited)

INDUSTRY & COMPANY                                  Shares        Value

    TECHNOLOGY                           2.91%

     Wave Systems                                   65,000   $1,027,813

    TELECOMMUNICATIONS                  40.36%

     Corning                                        52,830  $14,257,496
                                                            -----------
TOTAL EQUITY HOLDING (Cost $18,163,192) 84.24%              $30,110,130

PRIVATE HOLDINGS                        11.39%

     Advanced UroScience Inc.                      377,679   $1,982,815
     Ascent Pediatrics                              61,539           $0
     Cerulean Technology - Series B Pfd.           255,546     $659,309
     Cerulean Technology - Series C Pfd.            42,857     $110,571
     Cerulean Technology - Series D Pfd.            13,430      $34,649
     Marathon Technologies - Series B               31,250     $375,000
     Marathon Technologies - Series D               20,833     $249,996
     Molecular Geodesics                           650,000     $216,450
     Sys-Tech Solutions (Common Stock)             149,965      $14,997
     Sys-Tech Solutions - Series A Pfd.              2,777     $277,700
     Sys-Tech Solutions - Series B Pfd.              1,020     $102,000
                                                             ----------
TOTAL PRIVATE HOLDINGS (COST $3,206,044)                     $4,023,486

CASH & EQUIVALENTS                       3.37%

     Fidelity Daily Money Market Fund                        $1,189,204
                                                             ----------
TOTAL CASH & EQUIVALENTS (COST $1,189,204)                   $1,189,204

                                                            -----------
TOTAL INVESTMENT PORTFOLIO             100.00%              $35,322,820
(COST $22,558,439)

  The accompanying notes are an intergral part of these financial statements
                                      4

                    AH&H PARTNERS FUND LIMITED PARTNERSHIP
                      Statement of Assets and Liabilities
                              As of June 30, 2000
                                   (unaudited)



                                                         Quarter Ending
                                                          June 30, 2000
                                                         --------------
ASSETS

  Investments at value (Cost Basis $22,558,439)            $35,322,820
  Notes and Interest recievable from limited partners               $0
  Repurchase agreement interest recievable                          $0
  Cash                                                            $100

TOTAL ASSETS                                               $35,322,920
                                                           -----------
                                                           -----------
LIABILITIES

  Accrued Capital Withdrawals                                 $118,036
  Accrued Management Fees                                      $88,307
  Accrued Board of Directors Fees                               $2,500
                                                              --------

TOTAL LIABILITIES                                             $208,843
                                                              --------

NET ASSETS                                                 $35,114,077
                                                           -----------
                                                           -----------


  The accompanying notes are an integral part of these financial statements.

                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                              Statement of Operations
                      For Three Months Ending June 30, 2000
                                    (unaudited)



                                                        Quarter Ending
                                                         June 30, 2000
                                                       ---------------
    INVESTMENT INCOME

      Income:
         Dividends                                             $39,334
         Interest                                                   $0
                                                       ---------------
      Total Income                                             $39,334

      Expenses:
         Management Fees                                       $88,307
         Other Expenses                                         $2,500
                                                       ---------------
      Total Expenses                                           $90,807

     Net Investment Loss                                      ($51,473)
                                                       ---------------
                                                       ---------------

   NET REALIZED & UNREALIZED GAIN/(LOSS)
     Net Realized Gain                                        $479,848

     Net Unrealized Apppreciation                             ($56,913)
                                                        --------------
     Net Gain/(Loss) on Investments                           $422,935
                                                        --------------

     NET INCREASE IN NET ASSETS                               $371,462
                                                        --------------
                                                        --------------






     The accompanying notes are an integral part of these financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                       Statement of Changes in Net Assets
                      For Three Months Ending June 30, 2000
                                   (unaudited)


                                                        Quarter Ending
                                                         June 30, 2000
                                                        --------------

   INCREASE IN NET ASSETS

      Operations:
        Net Investment Loss                                    ($51,473)
        Net Realized Gain/(Loss)                               $479,848
        Net Unrealized Appreciation                            ($56,913)
                                                        ---------------

   Net Increase in Net Assets from Operations                  $371,462

   Contributions to Capital                                          $0

   Withdrawals from Capital                                   ($118,036)
                                                       ----------------

   INCREASE IN NET ASSETS                                      $253,426

   Adjusted Net Assets at Beginning of Period               $34,860,650

   NET ASSETS AT END OF PERIOD                              $35,114,076
                                                       ----------------
                                                       ----------------


The accompanying notes are an integral part of these financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                          Notes to Financial Statements
                      For Three Months Ending June 30, 2000
                                   (unaudited)




 1 - SIGNIFICANT ACCOUNTING POLICIES

    The AH&H Partners Fund Limited Partnership(the "Partnership")was organized June 8,1990 as a Massachusetts limited partnership and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company. The Agreement of Limited Partnership was amended and restated on September 13,1990, April 1,1992 and January 1,1996. The Partner-ship operates under the Investment Company Act of 1940(the "1940 Act") as an interval fund. The Partnership's interests are not registered under the Securities Act of 1933.

    Adams, Harkness & Hill, Inc., a Massachusetts Corporation, serves as Managing General Partner. The Managing General Partner must maintain a capital account balance equal to the lesser of 1% of the sum of all the positive capital account balances of all the Partners or the greater of $500,000 or 0.2% of the sum of the positive capital account balances of all the Partners.

    The policies described below are followed consistently by the Partner-ship in preparation of its financial statements in conformity with generally accepted accounting principles.

    Security Valuation

    Portfolio securities which are traded on U.S. stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is valued at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at "fair value" as determined in good faith by the general partner.

    Securities Sold Short

    The Partnership is engaged in selling securities short, which obligates the Partnership to replace a security borrowed by purchas-ing the same security at current market value. The Partnership would incur a loss if the price of the security increases between the date of the short sale and the date on which the Partnership replaces the borrowed security. The Partnership would realize a gain if the price of the security declines between those dates.

    Securities Transactions and Investment Income

    Securities transactions are recorded on a trade-date basis. Securities gains or losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, includ-ing original issue discount, where applicable, is recorded on an accrual basis, except for bonds trading "flat", in which case interest is recorded when received.

                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                           Notes to Financial Statements
                       For Three Months Ending June 30, 2000
                                    (unaudited)




 1 - SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Federal and State Income Taxes

    No federal or state income tax is imposed on the Partnership as an entity. The Partnership's income, gains, losses, deductions and credits flow through to the Partners. Each partner must include his or her share of partnership income in his or her tax returns.


 2 - INVESTMENT ADVISORY AGREEMENTS & TRANSACTIONS WITH AFFILIATED PERSONS

    The Partnership has an investment advisory agreement with the Managing General Partner. Certain individuals who are executive officers and directors of the Managing General Partner are also Limited Partners of the Partnership.

    For the three months ended June 30, 2000, the Managing
    General Partner received fees of $88,307 for investment and advisory services under the agreement. The fee is paid quarterly with an annual fee basis of 1%. In addition, the Partnership Agreement provides for a performance allocation from the Limited Partners to the General Partner, equal to 15% of the return which exceeds a cumulative 6% annual return. The performance allocation, if there is one, is determined after the close of the calendar year.


 3 - INVESTMENT TRANSACTIONS

    Purchases and proceeds from sales of investment securities (excluding short term investments) for the the months ending June 30, 2000 aggregated $9,114,060 and $9,076,982 respectively.


 4 - SIGNIFICANT SUBSEQUENT EVENT

    The Partnership agreement provides for a Partnership termination date of December 31, 2050.